Term deposits	12 Months Ended
Mar. 31, 2018
Term deposits
Term deposits

23. Term deposits

	March 31,
	2017	2018
Fixed deposits with banks	3,027,861	1012,144

Total	3,027,861	1012,144

Non-current	27,686	6,187
Current	3,000,175	1005,957

Total	3,027,861	1012,144

        Term deposits as on March 31, 2018, include INR 831,660 (March 31, 2017: INR 1,025,540) pledged with banks against bank guarantees, bank overdraft, vehicle loan, letter of credit, sales invoice discounting and credit card facility (Refer to Note 32). Tenure for term deposits range from 90 days to 2 years.